As Filed with the Securities and Exchange Commission on April 18, 2018

Registration Nos.: 333-203262; 811-05817

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 18    ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83    ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-2 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Robert L. Reynolds

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 West

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Individual Flexible Premium Variable Annuity Contract

Explanatory Note

Registrant is filing this Post-Effective Amendment No. 18 pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 17 to Registrant’s Registration Statement (File No. 333-203262) filed pursuant to Rule 485(a) of the Securities Act of 1933, until May 1, 2018. Since no other changes are intended to be made to Post-Effective Amendment No. 17 by means of this filing, Parts A, B, and C of Post-Effective Amendment No. 17 are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 18th day of April, 2018.

VARIABLE ANNUITY-2 SERIES ACCOUNT (Registrant)
By:	/s/ Robert L. Reynolds
Robert L. Reynolds President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Robert L. Reynolds
Robert L. Reynolds President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	April 18, 2018
R. Jeffrey Orr*

/s/ Robert L. Reynolds	Director, President and Chief Executive Officer	April 18, 2018
Robert L. Reynolds

/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 18, 2018
Andra S. Bolotin

/s/ John L. Bernbach	Director	April 18, 2018
John L. Bernbach*

/s/ Marcel R. Coutu	Director	April 18, 2018
Marcel R. Coutu*

Director
André R. Desmarais

/s/ Paul G. Desmarais, Jr.	Director	April 18, 2018
Paul G. Desmarais, Jr.*

/s/ Gary A. Doer	Director	April 18, 2018
Gary A. Doer*

/s/ Gregory J. Fleming	Director	April 18, 2018
Gregory J. Fleming*

/s/ Claude Généreux	Director	April 18, 2018
Claude Généreux*

/s/ Alain Louvel	Director	April 18, 2018
Alain Louvel*

Signature	Title	Date

/s/ Paul A. Mahon	Director	April 18, 2018
Paul A. Mahon*

/s/ Jerry E.A. Nickerson	Director	April 18, 2018
Jerry E.A. Nickerson*

/s/ Raymond Royer	Director	April 18, 2018
Raymond Royer*

/s/ T. Timothy Ryan, Jr.	Director	April 18, 2018
T. Timothy Ryan, Jr.*

/s/ Jerome J. Selitto	Director	April 18, 2018
Jerome J. Selitto*

/s/ Gregory D. Tretiak	Director	April 18, 2018
Gregory D. Tretiak*

/s/ Brian E. Walsh	Director	April 18, 2018
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 18, 2018
Ryan L. Logsdon